Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Schedule of concentration of customers

	Percentage of Revenue
	For the fiscal years ended March 31,
	2023	2022	2021
Customer A	88%	100%	—
Customer B	—	—	51%
Customer C	12%	—	33%

Schedule of disaggregation of revenue

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Sources of revenue:
Durables Vertical	¥213,218	¥224,727	¥85,000
Commercial Healthcare Vertical	30,000	—	107,000
System Development	—	—	20,000
Total revenue	¥243,218	¥224,727	¥212,000

Schedule of changes in deferred revenue

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Balance, beginning of year	¥33,000	¥—	¥106,919
Revenue earned	(33,000)	—	(106,919)
Deferral of revenue	9,831	33,000	—
Balance, end of year	¥9,831	¥33,000	¥—